Allowance for Credit Losses - By Loan Class (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Rollforward of transactions in the allowance for credit loan losses by loan class
Balance at the beginning of the period	$ 156,537	$ 157,069	$ 125,972
Losses charged to allowance	(16,359)	(36,608)	(10,184)
Recoveries credited to allowance	3,904	4,274	6,705
Net losses charged to allowance	(12,455)	(32,334)	(3,479)
Provision (credit) charged to operations	15,092	31,802	34,576
Balance at the end of the period	159,174	156,537	157,069
Commercial, financial and agricultural | Commercial
Rollforward of transactions in the allowance for credit loan losses by loan class
Charge-down due to customer filing bankruptcy	25,600
Commercial, financial and agricultural | Domestic | Commercial
Rollforward of transactions in the allowance for credit loan losses by loan class
Balance at the beginning of the period	29,853	35,550	26,728
Losses charged to allowance	(7,673)	(34,149)	(9,664)
Recoveries credited to allowance	3,539	4,079	5,433
Net losses charged to allowance	(4,134)	(30,070)	(4,231)
Provision (credit) charged to operations	2,210	24,373	13,053
Balance at the end of the period	27,929	29,853	35,550
Commercial real estate | Domestic | Commercial real estate construction development
Rollforward of transactions in the allowance for credit loan losses by loan class
Balance at the beginning of the period	60,639	55,291	44,684
Losses charged to allowance	(8,122)	(2,228)
Recoveries credited to allowance			837
Net losses charged to allowance	(8,122)	(2,228)	837
Provision (credit) charged to operations	(3,610)	7,576	9,770
Balance at the end of the period	48,907	60,639	55,291
Commercial real estate | Domestic | Commercial real estate: farmland & commercial
Rollforward of transactions in the allowance for credit loan losses by loan class
Balance at the beginning of the period	43,990	42,703	36,474
Recoveries credited to allowance	183	20	143
Net losses charged to allowance	183	20	143
Provision (credit) charged to operations	2,240	1,267	6,086
Balance at the end of the period	46,413	43,990	42,703
Commercial real estate | Domestic | Commercial Real Estate Multifamily Receivable [Member]
Rollforward of transactions in the allowance for credit loan losses by loan class
Balance at the beginning of the period	4,869	5,088	3,794
Provision (credit) charged to operations	9,844	(219)	1,294
Balance at the end of the period	14,713	4,869	5,088
Real estate - mortgage | Domestic | Residential First Lien
Rollforward of transactions in the allowance for credit loan losses by loan class
Balance at the beginning of the period	5,528	5,812	4,759
Losses charged to allowance	(104)	(46)	(43)
Recoveries credited to allowance	27	38	16
Net losses charged to allowance	(77)	(8)	(27)
Provision (credit) charged to operations	1,274	(276)	1,080
Balance at the end of the period	6,725	5,528	5,812
Real estate - mortgage | Domestic | Residential Junior Lien
Rollforward of transactions in the allowance for credit loan losses by loan class
Balance at the beginning of the period	10,031	11,024	8,284
Losses charged to allowance	(260)		(298)
Recoveries credited to allowance	133	123	260
Net losses charged to allowance	(127)	123	(38)
Provision (credit) charged to operations	(484)	(1,116)	2,778
Balance at the end of the period	9,420	10,031	11,024
Consumer | Domestic
Rollforward of transactions in the allowance for credit loan losses by loan class
Balance at the beginning of the period	281	318	281
Losses charged to allowance	(200)	(185)	(179)
Recoveries credited to allowance	22	13	16
Net losses charged to allowance	(178)	(172)	(163)
Provision (credit) charged to operations	176	135	200
Balance at the end of the period	279	281	318
Foreign | Foreign
Rollforward of transactions in the allowance for credit loan losses by loan class
Balance at the beginning of the period	1,346	1,283	968
Recoveries credited to allowance		1
Net losses charged to allowance		1
Provision (credit) charged to operations	3,442	62	315
Balance at the end of the period	$ 4,788	$ 1,346	$ 1,283